Quarterly Holdings Report
for
Fidelity® Mid Cap Index Fund
January 31, 2025
MCX-NPRT3-0425
1.929302.113
Common Stocks - 99.8%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	740,407	46,216,205
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	523,646	6,027,165
Liberty Global Ltd Class C (b)	482,045	5,654,388

TOTAL BELGIUM		11,681,553
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	161,817	37,635,398
BRAZIL - 0.4%
Financials - 0.4%
Banks - 0.4%
NU Holdings Ltd/Cayman Islands Class A (b)	10,039,056	132,917,102
Capital Markets - 0.0%
XP Inc Class A	1,286,894	17,566,103
TOTAL BRAZIL		150,483,205
CANADA - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	577,563	51,680,337
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp (United States) (c)	426,168	11,374,424
TOTAL CANADA		63,054,761
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	183,537	5,867,678
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	123,873	7,325,849
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	387,405	9,332,586
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Coupang Inc Class A (b)	3,653,749	85,899,639
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	224,957	23,157,074
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	1,335,335	40,126,817
UNITED STATES - 98.6%
Communication Services - 3.6%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent Inc (b)	774,313	27,689,433
Iridium Communications Inc	354,332	10,187,045
		37,876,478
Entertainment - 1.7%
Electronic Arts Inc	833,729	102,473,631
Liberty Media Corp-Liberty Formula One Class A (b)	73,477	6,467,445
Liberty Media Corp-Liberty Formula One Class C (b)	661,235	63,280,190
Liberty Media Corp-Liberty Live Class A (b)	62,378	4,489,344
Liberty Media Corp-Liberty Live Class C (b)	145,935	10,739,357
Live Nation Entertainment Inc (b)	498,123	72,068,436
Madison Square Garden Sports Corp Class A (b)	58,637	12,892,517
Playtika Holding Corp	222,149	1,592,808
ROBLOX Corp Class A (b)	1,656,823	117,750,411
Roku Inc Class A (b)	398,592	32,987,474
Take-Two Interactive Software Inc (b)	543,917	100,902,043
TKO Group Holdings Inc Class A (b)	248,859	38,625,405
Warner Bros Discovery Inc (b)	7,657,349	79,942,724
		644,211,785
Interactive Media & Services - 0.3%
IAC Inc Class A (b)	234,625	9,931,676
Match Group Inc	810,777	28,944,739
Pinterest Inc Class A (b)	1,896,993	62,524,889
TripAdvisor Inc Class A (b)	340,316	5,975,949
Trump Media & Technology Group Corp (b)(c)	234,974	7,486,272
ZoomInfo Technologies Inc (b)	952,077	9,796,872
		124,660,397
Media - 1.5%
Charter Communications Inc Class A (b)(c)	296,019	102,271,604
Fox Corp Class A	697,346	35,690,168
Fox Corp Class B	417,336	20,282,530
Interpublic Group of Cos Inc/The	1,172,858	33,625,839
Liberty Broadband Corp Class A (b)	52,326	3,978,345
Liberty Broadband Corp Class C (b)	347,875	26,668,098
New York Times Co/The Class A	507,079	27,534,390
News Corp Class A	1,200,168	33,748,724
News Corp Class B	358,646	11,351,146
Nexstar Media Group Inc	96,227	14,743,901
Omnicom Group Inc	610,653	52,998,574
Paramount Global Class A (c)	30,018	684,711
Paramount Global Class B (c)	1,864,414	20,284,824
Sirius XM Holdings Inc	678,660	16,294,627
Trade Desk Inc (The) Class A (b)	1,408,536	167,165,052
		567,322,533
TOTAL COMMUNICATION SERVICES		1,374,071,193

Consumer Discretionary - 10.2%
Automobile Components - 0.1%
BorgWarner Inc	686,910	21,912,430
Gentex Corp	729,569	18,910,428
Lear Corp	170,385	16,031,525
QuantumScape Corp Class A (b)(c)	1,137,538	5,881,071
		62,735,454
Automobiles - 0.2%
Harley-Davidson Inc	373,432	10,105,070
Lucid Group Inc Class A (b)(c)	3,118,004	8,605,691
Rivian Automotive Inc Class A (b)(c)	2,629,643	33,028,316
Thor Industries Inc	160,407	16,496,256
		68,235,333
Broadline Retail - 0.4%
Dillard's Inc Class A	9,694	4,537,858
eBay Inc	1,510,164	101,905,867
Etsy Inc (b)	351,831	19,319,040
Kohl's Corp (c)	348,369	4,601,954
Macy's Inc	863,751	13,457,241
Nordstrom Inc	315,505	7,635,221
Ollie's Bargain Outlet Holdings Inc (b)	192,270	21,440,028
		172,897,209
Distributors - 0.3%
Genuine Parts Co	438,715	51,000,619
LKQ Corp	817,914	30,581,804
Pool Corp	117,580	40,476,915
		122,059,338
Diversified Consumer Services - 0.4%
ADT Inc	1,041,359	7,997,637
Bright Horizons Family Solutions Inc (b)	181,774	22,285,492
Duolingo Inc Class A (b)	117,258	42,680,740
Grand Canyon Education Inc (b)	91,182	16,015,206
H&R Block Inc	437,703	24,209,353
Service Corp International/US	443,434	34,641,064
		147,829,492
Hotels, Restaurants & Leisure - 3.6%
Aramark	825,926	32,136,781
Boyd Gaming Corp	199,950	15,326,168
Caesars Entertainment Inc (b)	666,068	24,011,751
Carnival Corp (b)	3,237,344	89,577,308
Cava Group Inc (b)	237,974	32,138,389
Choice Hotels International Inc (c)	86,277	12,711,190
Churchill Downs Inc	219,755	27,157,323
Darden Restaurants Inc	369,660	72,172,418
Domino's Pizza Inc	109,682	49,260,380
DraftKings Inc Class A (b)	1,428,243	59,914,794
Dutch Bros Inc Class A (b)	344,643	21,547,080
Expedia Group Inc Class A (b)	391,684	66,958,380
Hilton Worldwide Holdings Inc	755,711	193,514,916
Hyatt Hotels Corp Class A	129,319	20,462,145
Las Vegas Sands Corp	1,099,017	50,367,949
Light & Wonder Inc Class A (b)	279,407	24,562,669
Marriott Vacations Worldwide Corp	109,766	9,524,396
MGM Resorts International (b)	722,432	24,909,455
Norwegian Cruise Line Holdings Ltd (b)	1,383,734	39,228,859
Penn Entertainment Inc (b)	475,156	9,788,214
Planet Fitness Inc Class A (b)	266,565	28,831,670
Royal Caribbean Cruises Ltd	747,920	199,395,473
Texas Roadhouse Inc	210,308	38,086,779
Travel + Leisure Co	207,278	11,267,632
Vail Resorts Inc	118,175	20,103,931
Wendy's Co/The	544,058	8,068,380
Wingstop Inc	92,541	27,567,964
Wyndham Hotels & Resorts Inc	238,855	25,084,552
Wynn Resorts Ltd	322,237	27,986,283
Yum! Brands Inc	888,911	116,002,886
		1,377,666,115
Household Durables - 1.8%
DR Horton Inc	920,556	130,626,896
Garmin Ltd	488,508	105,444,452
Leggett & Platt Inc	419,432	4,429,201
Lennar Corp Class A	741,647	97,333,753
Lennar Corp Class B	35,256	4,434,852
Millrose Properties Inc (d)(e)	387,435	8,329,853
Mohawk Industries Inc (b)	165,420	20,230,866
Newell Brands Inc	1,308,382	13,031,485
NVR Inc (b)	9,065	72,666,672
PulteGroup Inc	643,330	73,198,087
SharkNinja Inc	208,753	23,340,673
Tempur Sealy International Inc	529,182	33,412,551
Toll Brothers Inc	317,126	43,068,882
TopBuild Corp (b)	94,975	32,546,033
Whirlpool Corp	166,884	17,524,489
		679,618,745
Leisure Products - 0.2%
Brunswick Corp/DE	206,859	13,950,571
Hasbro Inc	438,646	25,371,285
Mattel Inc (b)	1,067,381	19,895,982
Polaris Inc (c)	162,458	7,749,246
YETI Holdings Inc (b)	268,641	10,009,564
		76,976,648
Specialty Retail - 2.4%
Advance Auto Parts Inc	187,741	9,105,438
AutoNation Inc (b)	80,154	15,113,037
Bath & Body Works Inc	691,448	26,005,359
Best Buy Co Inc	679,956	58,381,022
Burlington Stores Inc (b)	200,017	56,790,827
CarMax Inc (b)	488,109	41,801,655
Carvana Co Class A (b)	341,306	84,466,409
Dick's Sporting Goods Inc	176,587	42,389,709
Five Below Inc (b)	171,448	16,078,393
Floor & Decor Holdings Inc Class A (b)	331,115	33,144,612
GameStop Corp Class A (b)(c)	1,237,901	33,299,537
Gap Inc/The	639,980	15,404,319
Lithia Motors Inc Class A	82,686	31,098,205
Murphy USA Inc	57,774	29,055,122
Penske Automotive Group Inc	58,194	9,638,671
RH (b)	46,958	19,680,567
Ross Stores Inc	1,026,986	154,623,012
Tractor Supply Co	1,701,407	92,488,485
Ulta Beauty Inc (b)	148,353	61,143,689
Valvoline Inc (b)	407,390	15,118,243
Wayfair Inc Class A (b)(c)	300,491	14,534,750
Williams-Sonoma Inc	394,683	83,424,146
		942,785,207
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd (b)	361,561	8,959,482
Carter's Inc (c)	111,967	6,037,260
Columbia Sportswear Co (c)	103,274	9,119,094
Crocs Inc (b)	180,086	18,381,378
Deckers Outdoor Corp (b)	478,491	84,865,164
PVH Corp	174,940	15,674,624
Ralph Lauren Corp Class A	124,610	31,115,117
Skechers USA Inc Class A (b)	415,620	31,312,811
Tapestry Inc	733,036	53,467,646
Under Armour Inc Class A (b)(c)	591,883	4,942,223
Under Armour Inc Class C (b)	604,969	4,555,417
VF Corp	1,103,593	28,660,310
		297,090,526
TOTAL CONSUMER DISCRETIONARY		3,947,894,067

Consumer Staples - 4.6%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (b)	27,318	6,847,803
Brown-Forman Corp Class A	154,152	5,136,344
Brown-Forman Corp Class B	542,878	17,920,403
Celsius Holdings Inc (b)(c)	555,473	13,875,716
Coca-Cola Consolidated Inc	19,037	26,035,382
Molson Coors Beverage Co Class B	539,008	29,510,688
		99,326,336
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc	1,318,090	26,427,705
BJ's Wholesale Club Holdings Inc (b)	416,059	41,210,644
Casey's General Stores Inc	116,743	49,238,695
Dollar General Corp	693,063	49,249,057
Dollar Tree Inc (b)	637,909	46,790,625
Grocery Outlet Holding Corp (b)	299,246	4,844,792
Kroger Co/The	2,093,123	129,020,102
Maplebear Inc (b)	524,539	25,324,743
Performance Food Group Co (b)	482,000	43,529,420
Sysco Corp	1,550,602	113,069,898
US Foods Holding Corp (b)	722,518	51,248,202
Walgreens Boots Alliance Inc	2,258,368	23,216,022
		603,169,905
Food Products - 1.9%
Archer-Daniels-Midland Co	1,504,321	77,066,365
Bunge Global SA	438,091	33,351,868
Conagra Brands Inc	1,503,160	38,916,812
Darling Ingredients Inc (b)	500,056	18,732,098
Flowers Foods Inc	591,065	11,555,321
Freshpet Inc (b)	146,807	23,481,780
General Mills Inc	1,761,607	105,943,045
Hershey Co/The	459,457	68,573,957
Hormel Foods Corp	914,564	27,418,629
Ingredion Inc	206,670	28,198,055
JM Smucker Co	325,511	34,793,871
Kellanova	827,025	67,592,753
Lamb Weston Holdings Inc	448,209	26,865,647
McCormick & Co Inc/MD	794,630	61,369,275
Pilgrim's Pride Corp (b)	130,087	6,054,249
Post Holdings Inc (b)	150,008	15,924,849
Seaboard Corp	810	1,975,055
The Campbell's Company	605,614	23,479,655
Tyson Foods Inc Class A	887,285	50,122,730
		721,416,014
Household Products - 0.4%
Church & Dwight Co Inc	769,649	81,213,363
Clorox Co/The	391,608	62,140,357
Reynolds Consumer Products Inc	171,475	4,734,425
Spectrum Brands Holdings Inc	85,581	7,236,729
		155,324,874
Personal Care Products - 0.5%
BellRing Brands Inc (b)	405,569	31,370,762
Coty Inc Class A (b)	1,202,978	8,817,829
elf Beauty Inc (b)(c)	169,536	16,938,342
Kenvue Inc	6,041,562	128,624,855
		185,751,788
TOTAL CONSUMER STAPLES		1,764,988,917

Energy - 5.2%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	3,148,946	145,418,327
Halliburton Co	2,781,171	72,366,069
NOV Inc	1,221,838	17,655,559
Weatherford International PLC	227,596	14,327,168
		249,767,123
Oil, Gas & Consumable Fuels - 4.6%
Antero Midstream Corp	1,069,086	17,148,139
Antero Resources Corp (b)	914,949	34,145,897
APA Corp	1,141,368	25,030,200
Cheniere Energy Inc	704,745	157,616,219
Chord Energy Corp	193,816	21,794,609
Civitas Resources Inc	309,717	15,721,235
Coterra Energy Inc	2,302,862	63,835,335
Devon Energy Corp	1,965,020	67,007,182
Diamondback Energy Inc	595,019	97,797,323
DT Midstream Inc	306,289	30,959,692
Eqt Corp	1,859,097	95,037,039
Expand Energy Corp	727,695	73,933,812
Hess Corp	881,364	122,536,037
HF Sinclair Corp	487,660	17,594,773
Kinder Morgan Inc	6,116,155	168,071,939
Matador Resources Co	370,738	21,502,804
New Fortress Energy Inc Class A (c)	251,817	3,777,255
ONEOK Inc	1,840,958	178,885,889
Ovintiv Inc	830,585	35,067,299
Permian Resources Corp Class A	2,064,102	30,239,094
Range Resources Corp	747,756	27,696,882
Targa Resources Corp	682,450	134,306,160
Texas Pacific Land Corp	59,237	76,840,459
Viper Energy Inc Class A	324,897	15,237,669
Williams Cos Inc/The	3,839,650	212,831,800
		1,744,614,742
TOTAL ENERGY		1,994,381,865

Financials - 16.5%
Banks - 2.5%
Bank OZK	335,191	17,024,351
BOK Financial Corp	71,547	7,900,219
Citizens Financial Group Inc	1,409,691	67,059,001
Columbia Banking System Inc	657,635	18,348,017
Comerica Inc	418,151	28,149,925
Commerce Bancshares Inc/MO	389,005	25,985,534
Cullen/Frost Bankers Inc	185,490	25,857,306
East West Bancorp Inc	435,146	44,806,984
Fifth Third Bancorp	2,131,283	94,437,150
First Citizens BancShares Inc/NC Class A	37,795	83,326,259
First Hawaiian Inc	401,729	11,095,754
First Horizon Corp	1,680,586	36,788,028
FNB Corp/PA	1,121,837	17,601,623
Huntington Bancshares Inc/OH	4,554,489	78,337,211
KeyCorp	2,919,347	52,489,859
M&T Bank Corp	524,248	105,499,668
Pinnacle Financial Partners Inc	239,051	29,826,393
Prosperity Bancshares Inc	282,948	22,635,840
Regions Financial Corp	2,898,195	71,411,525
Synovus Financial Corp	453,170	25,567,851
TFS Financial Corp	159,487	2,188,161
Webster Financial Corp	538,326	32,428,758
Western Alliance Bancorp	338,628	29,755,242
Wintrust Financial Corp	204,653	26,770,659
Zions Bancorp NA	456,132	26,391,798
		981,683,116
Capital Markets - 5.5%
Affiliated Managers Group Inc	92,563	17,396,290
Ameriprise Financial Inc	306,671	166,632,755
Ares Management Corp Class A	583,672	115,695,464
Bank of New York Mellon Corp/The	2,331,587	200,353,271
Blue Owl Capital Inc Class A	1,632,165	42,452,612
Carlyle Group Inc/The	690,575	38,782,692
Cboe Global Markets Inc	332,766	67,994,077
Coinbase Global Inc Class A (b)	639,190	186,215,223
Evercore Inc Class A	113,133	32,952,249
FactSet Research Systems Inc	119,964	56,912,121
Franklin Resources Inc	898,790	19,989,090
Houlihan Lokey Inc Class A	165,335	30,044,676
Interactive Brokers Group Inc Class A	332,940	72,394,474
Invesco Ltd	1,152,483	22,162,248
Janus Henderson Group PLC	401,945	18,059,389
Jefferies Financial Group Inc	550,552	42,331,943
Lazard Inc Class A	345,227	18,769,992
LPL Financial Holdings Inc	234,829	86,156,412
MarketAxess Holdings Inc	116,509	25,705,381
Morningstar Inc	84,188	27,667,544
MSCI Inc	239,791	143,100,075
Nasdaq Inc	1,299,452	106,996,878
Northern Trust Corp	618,136	69,410,491
Raymond James Financial Inc	580,129	97,740,134
Robinhood Markets Inc Class A (b)	2,119,552	110,110,726
SEI Investments Co	315,167	27,287,159
State Street Corp	923,666	93,862,939
Stifel Financial Corp	313,106	36,273,330
T Rowe Price Group Inc	691,953	80,903,145
TPG Inc Class A	265,006	17,821,654
Tradeweb Markets Inc Class A	366,139	46,463,039
Virtu Financial Inc Class A	252,437	10,112,625
		2,128,750,098
Consumer Finance - 1.0%
Ally Financial Inc	865,716	33,736,953
Credit Acceptance Corp (b)	19,609	9,956,861
Discover Financial Services	788,873	158,634,472
OneMain Holdings Inc	355,983	19,771,296
SLM Corp	664,984	18,559,703
SoFi Technologies Inc Class A (b)	3,334,981	52,626,000
Synchrony Financial	1,226,510	84,604,660
		377,889,945
Financial Services - 2.1%
Affirm Holdings Inc Class A (b)	817,628	49,932,542
Block Inc Class A (b)	1,752,496	159,161,687
Corebridge Financial Inc	932,401	31,477,858
Corpay Inc (b)	212,855	80,989,199
Equitable Holdings Inc	996,898	54,251,189
Euronet Worldwide Inc (b)	133,476	13,147,386
Fidelity National Information Services Inc	1,723,007	140,373,380
Global Payments Inc	802,991	90,617,534
Jack Henry & Associates Inc	228,767	39,826,047
MGIC Investment Corp	811,353	20,721,956
Rocket Cos Inc Class A (b)(c)	436,545	5,500,467
Shift4 Payments Inc Class A (b)(c)	193,275	23,164,009
Toast Inc Class A (b)	1,429,080	58,477,954
UWM Holdings Corp Class A	297,788	1,795,661
Voya Financial Inc	310,093	22,013,502
Western Union Co/The	1,066,390	11,005,145
WEX Inc (b)	124,998	22,985,882
		825,441,398
Insurance - 5.1%
AFLAC Inc	1,760,452	189,037,336
Allstate Corp/The	828,739	159,391,372
American Financial Group Inc/OH	226,377	30,914,043
Arch Capital Group Ltd	1,138,052	105,918,500
Arthur J Gallagher & Co	775,637	234,102,759
Assurant Inc	164,055	35,302,995
Assured Guaranty Ltd	158,497	14,993,816
Axis Capital Holdings Ltd	241,896	22,017,374
Brighthouse Financial Inc (b)	189,304	11,681,950
Brown & Brown Inc	753,398	78,850,635
Cincinnati Financial Corp	482,945	66,187,612
CNA Financial Corp	69,216	3,395,736
Everest Group Ltd	135,735	47,169,270
Fidelity National Financial Inc	818,542	47,614,588
First American Financial Corp	315,143	19,923,340
Globe Life Inc	280,083	34,195,333
Hanover Insurance Group Inc/The	112,558	17,231,504
Hartford Financial Services Group Inc/The	913,201	101,867,572
Kemper Corp	191,046	12,834,470
Kinsale Capital Group Inc	69,462	30,698,036
Lincoln National Corp	536,580	18,866,153
Loews Corp	564,874	48,268,483
Markel Group Inc (b)	39,957	73,072,562
Old Republic International Corp	745,507	27,270,646
Primerica Inc	106,256	30,832,304
Principal Financial Group Inc	715,830	59,020,184
Prudential Financial Inc	1,134,009	136,942,927
Reinsurance Group of America Inc	207,183	47,208,718
RLI Corp	261,299	19,166,282
Ryan Specialty Holdings Inc Class A	322,727	21,487,164
Unum Group	572,734	43,670,968
W R Berkley Corp	926,931	54,531,351
White Mountains Insurance Group Ltd	7,867	15,202,663
Willis Towers Watson PLC	317,683	104,697,198
		1,963,565,844
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp	2,565,946	25,582,482
Annaly Capital Management Inc	1,767,964	36,084,145
Rithm Capital Corp	1,635,505	18,824,662
Starwood Property Trust Inc	986,903	19,096,573
		99,587,862
TOTAL FINANCIALS		6,376,918,263

Health Care - 9.5%
Biotechnology - 1.5%
Alnylam Pharmaceuticals Inc (b)	406,368	110,251,702
Apellis Pharmaceuticals Inc (b)	329,376	9,555,198
Biogen Inc (b)	459,568	66,145,622
BioMarin Pharmaceutical Inc (b)	595,616	37,738,230
Exact Sciences Corp (b)	575,410	32,251,731
Exelixis Inc (b)	885,147	29,342,623
GRAIL Inc (c)	83,789	2,537,130
Incyte Corp (b)	501,611	37,199,472
Ionis Pharmaceuticals Inc (b)	493,512	15,743,033
Natera Inc (b)	361,202	63,903,858
Neurocrine Biosciences Inc (b)	314,582	47,759,839
Roivant Sciences Ltd (b)	1,341,756	14,933,744
Sarepta Therapeutics Inc (b)	285,658	32,485,028
Ultragenyx Pharmaceutical Inc (b)	280,094	12,052,445
United Therapeutics Corp (b)	137,748	48,372,965
Viking Therapeutics Inc (b)(c)	335,227	10,978,684
		571,251,304
Health Care Equipment & Supplies - 2.8%
Align Technology Inc (b)	236,393	51,796,070
Baxter International Inc	1,606,380	52,303,733
Cooper Cos Inc/The (b)	615,677	59,443,614
DENTSPLY SIRONA Inc	637,366	12,594,352
Dexcom Inc (b)	1,230,887	106,877,918
Enovis Corp (b)	174,667	8,205,856
Envista Holdings Corp (b)	542,000	11,121,840
GE HealthCare Technologies Inc	1,434,469	126,663,614
Globus Medical Inc Class A (b)	353,130	32,742,214
Hologic Inc (b)	721,349	52,038,117
IDEXX Laboratories Inc (b)	256,410	108,217,841
Inspire Medical Systems Inc (b)	92,390	17,877,465
Insulet Corp (b)	220,309	61,329,619
Masimo Corp (b)	136,876	23,847,905
Penumbra Inc (b)	116,291	31,046,208
QuidelOrtho Corp (b)	196,110	8,522,941
ResMed Inc	458,696	108,334,821
Solventum Corp	437,245	32,382,365
STERIS PLC	310,912	68,602,733
Teleflex Inc	146,475	26,400,654
Zimmer Biomet Holdings Inc	624,932	68,417,555
		1,068,767,435
Health Care Providers & Services - 2.2%
Acadia Healthcare Co Inc (b)	286,999	12,946,525
Amedisys Inc (b)	101,079	9,349,808
Cardinal Health Inc	768,380	95,017,871
Cencora Inc	523,977	133,200,193
Centene Corp (b)	1,592,200	101,948,566
Chemed Corp	46,819	26,312,278
DaVita Inc (b)	148,700	26,200,940
Encompass Health Corp	312,142	30,986,336
Henry Schein Inc (b)	397,370	31,789,600
Humana Inc	380,346	111,528,858
Labcorp Holdings Inc	265,149	66,234,220
Molina Healthcare Inc (b)	178,815	55,505,964
Premier Inc Class A (c)	304,529	6,900,626
Quest Diagnostics Inc	350,146	57,108,813
Tenet Healthcare Corp (b)	299,976	42,263,619
Universal Health Services Inc Class B	180,671	34,067,324
		841,361,541
Health Care Technology - 0.3%
Certara Inc (b)	379,339	5,397,994
Doximity Inc Class A (b)	386,914	22,866,617
Veeva Systems Inc Class A (b)	465,308	108,537,744
		136,802,355
Life Sciences Tools & Services - 2.3%
10X Genomics Inc Class A (b)	332,455	4,986,825
Agilent Technologies Inc	906,005	137,277,878
Avantor Inc (b)	2,139,455	47,667,057
Azenta Inc (b)	151,639	8,196,088
Bio-Rad Laboratories Inc Class A (b)	59,591	21,505,200
Bio-Techne Corp	489,933	36,034,572
Bruker Corp	344,362	20,024,650
Charles River Laboratories International Inc (b)	161,109	26,544,319
Fortrea Holdings Inc (b)	282,137	4,742,723
Illumina Inc (b)	502,519	66,704,372
IQVIA Holdings Inc (b)	568,625	114,498,330
Medpace Holdings Inc (b)	80,148	27,983,674
Mettler-Toledo International Inc (b)	66,570	90,830,771
QIAGEN NV (United States)	685,203	30,587,462
Repligen Corp (b)	175,718	29,206,089
Revvity Inc	388,084	48,949,035
Sotera Health Co (b)	475,112	6,513,786
Waters Corp (b)	185,917	77,244,795
West Pharmaceutical Services Inc	229,004	78,216,316
		877,713,942
Pharmaceuticals - 0.4%
Elanco Animal Health Inc (b)	1,552,753	18,679,619
Intra-Cellular Therapies Inc (b)	324,652	41,256,776
Jazz Pharmaceuticals PLC (b)	190,130	23,646,468
Organon & Co	811,432	12,625,882
Perrigo Co PLC	427,434	10,647,381
Royalty Pharma PLC Class A	1,234,442	38,983,678
Viatris Inc	3,743,776	42,229,793
		188,069,597
TOTAL HEALTH CARE		3,683,966,174

Industrials - 16.9%
Aerospace & Defense - 1.9%
Axon Enterprise Inc (b)	226,507	147,723,335
BWX Technologies Inc	287,562	32,474,377
Curtiss-Wright Corp	120,318	41,743,127
HEICO Corp	139,031	33,220,067
HEICO Corp Class A	256,195	48,761,594
Hexcel Corp	256,656	16,733,971
Howmet Aerospace Inc	1,278,341	161,812,404
Huntington Ingalls Industries Inc	123,055	24,273,829
L3Harris Technologies Inc	597,462	126,667,919
Loar Holdings Inc (c)	94,988	7,549,646
Spirit AeroSystems Holdings Inc Class A (b)	365,715	12,437,967
Standardaero Inc (c)	218,087	5,853,455
Textron Inc	589,511	45,103,487
Woodward Inc	185,687	34,398,517
		738,753,695
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	366,287	36,441,894
Expeditors International of Washington Inc	445,301	50,577,288
GXO Logistics Inc (b)	370,238	16,827,316
		103,846,498
Building Products - 1.3%
A O Smith Corp	373,833	25,158,961
AAON Inc	212,546	24,736,103
Advanced Drainage Systems Inc	221,121	26,735,740
Allegion plc	275,867	36,615,827
Armstrong World Industries Inc	137,028	20,692,598
AZEK Co Inc/The Class A (b)	452,795	23,196,688
Builders FirstSource Inc (b)	361,433	60,460,513
Carlisle Cos Inc	142,325	55,429,895
Fortune Brands Innovations Inc	388,384	27,835,481
Hayward Holdings Inc (b)	449,651	6,771,744
Lennox International Inc	101,107	59,897,809
Masco Corp	679,997	53,910,162
Owens Corning	272,125	50,220,669
Simpson Manufacturing Co Inc	133,671	22,456,728
Trex Co Inc (b)	336,988	24,542,836
		518,661,754
Commercial Services & Supplies - 0.6%
Clean Harbors Inc (b)	160,610	37,422,130
MSA Safety Inc	116,724	19,227,945
Rollins Inc	881,439	43,631,231
Tetra Tech Inc	840,503	30,930,510
Veralto Corp	779,106	80,551,769
Vestis Corp	414,665	5,797,016
		217,560,601
Construction & Engineering - 1.1%
AECOM	421,957	44,491,146
API Group Corp (b)	717,337	27,366,407
Comfort Systems USA Inc	110,854	48,415,485
EMCOR Group Inc	143,545	64,316,773
Everus Construction Group Inc	160,148	11,019,783
MasTec Inc (b)	197,618	28,672,396
Quanta Services Inc	458,235	140,957,668
Valmont Industries Inc	62,774	20,825,902
WillScot Holdings Corp (b)	564,655	20,926,114
		406,991,674
Electrical Equipment - 1.5%
Acuity Brands Inc	97,118	32,281,052
AMETEK Inc	728,334	134,421,323
Generac Holdings Inc (b)	185,702	27,730,880
Hubbell Inc	168,903	71,447,658
nVent Electric PLC	521,028	33,913,713
Regal Rexnord Corp	209,376	33,234,252
Rockwell Automation Inc	361,565	100,670,543
Sensata Technologies Holding PLC	471,306	12,800,671
Vertiv Holdings Co Class A	1,129,411	132,163,675
		578,663,767
Ground Transportation - 0.9%
Avis Budget Group Inc (b)	54,227	4,864,162
JB Hunt Transport Services Inc	255,673	43,776,331
Knight-Swift Transportation Holdings Inc	493,542	28,176,313
Landstar System Inc	110,835	18,250,091
Lyft Inc Class A (b)	1,158,946	15,692,129
Old Dominion Freight Line Inc	610,225	113,263,862
Ryder System Inc	131,114	20,900,883
Saia Inc (b)	83,530	40,103,588
Schneider National Inc Class B	146,261	4,351,265
U-Haul Holding Co (b)(c)	24,893	1,813,953
U-Haul Holding Co Class N	315,652	20,435,310
XPO Inc (b)	360,573	48,197,793
		359,825,680
Machinery - 3.8%
AGCO Corp	196,291	20,498,669
Allison Transmission Holdings Inc	272,555	32,036,115
CNH Industrial NV Class A	2,753,566	35,465,930
Crane Co	154,247	26,271,349
Cummins Inc	431,034	153,555,864
Donaldson Co Inc	378,721	26,961,148
Dover Corp	432,582	88,108,302
Esab Corp	178,347	22,086,492
Flowserve Corp	414,162	25,934,824
Fortive Corp	1,094,045	88,978,680
Gates Industrial Corp PLC (b)	746,363	15,442,250
Graco Inc	527,583	44,406,661
IDEX Corp	238,947	53,598,202
Ingersoll Rand Inc	1,273,208	119,426,910
ITT Inc	259,867	39,245,114
Lincoln Electric Holdings Inc	174,074	34,602,430
Middleby Corp/The (b)	167,946	28,742,278
Nordson Corp	178,976	39,414,095
Oshkosh Corp	205,741	23,948,252
Otis Worldwide Corp	1,259,219	120,154,678
Pentair PLC	520,772	53,993,641
RBC Bearings Inc (b)	89,643	31,262,996
Snap-on Inc	163,195	57,958,704
Stanley Black & Decker Inc	484,778	42,694,398
Timken Co/The	203,802	16,359,187
Toro Co/The	323,710	26,955,332
Westinghouse Air Brake Technologies Corp	537,779	111,815,010
Xylem Inc/NY	762,326	94,558,917
		1,474,476,428
Marine Transportation - 0.0%
Kirby Corp (b)	182,960	19,970,084
Passenger Airlines - 1.0%
Alaska Air Group Inc (b)	395,767	28,989,933
American Airlines Group Inc (b)	2,064,586	34,932,795
Delta Air Lines Inc	2,032,179	136,704,681
Southwest Airlines Co	1,884,641	57,877,325
United Airlines Holdings Inc (b)	1,032,669	109,297,687
		367,802,421
Professional Services - 2.7%
Amentum Holdings Inc	409,575	8,588,788
Booz Allen Hamilton Holding Corp Class A	397,761	51,311,169
Broadridge Financial Solutions Inc	369,391	87,996,324
CACI International Inc (b)	69,620	26,891,421
Clarivate PLC (b)(c)	1,287,448	6,977,968
Concentrix Corp	148,292	7,752,706
Dayforce Inc (b)(c)	475,088	33,607,725
Dun & Bradstreet Holdings Inc	953,883	11,732,761
Equifax Inc	387,533	106,486,318
FTI Consulting Inc (b)	110,921	21,668,417
Genpact Ltd	547,416	26,653,685
Jacobs Solutions Inc	388,849	54,489,410
KBR Inc	419,776	22,844,210
Leidos Holdings Inc	419,674	59,606,298
ManpowerGroup Inc	148,645	8,951,402
Parsons Corp (b)	144,291	11,437,948
Paychex Inc	1,014,615	149,828,197
Paycom Software Inc	160,616	33,337,457
Paycor HCM Inc (b)	257,997	5,709,473
Paylocity Holding Corp (b)	136,835	28,122,329
Robert Half Inc	319,082	20,673,323
Science Applications International Corp	155,657	16,854,540
SS&C Technologies Holdings Inc	677,889	54,875,115
TransUnion	612,105	60,751,421
Verisk Analytics Inc	444,533	127,776,566
		1,044,924,971
Trading Companies & Distributors - 1.8%
Air Lease Corp Class A	328,927	15,196,427
Core & Main Inc Class A (b)	605,146	34,154,440
Fastenal Co	1,805,880	132,262,651
Ferguson Enterprises Inc	638,229	115,596,036
MSC Industrial Direct Co Inc Class A	144,727	11,637,498
SiteOne Landscape Supply Inc (b)	140,640	20,013,072
United Rentals Inc	206,569	156,591,697
Watsco Inc	109,078	52,203,640
Wesco International Inc	132,628	24,536,180
WW Grainger Inc	137,287	145,890,777
		708,082,418
TOTAL INDUSTRIALS		6,539,559,991

Information Technology - 14.1%
Communications Equipment - 0.4%
Ciena Corp (b)	453,983	39,560,079
F5 Inc (b)	184,242	54,767,777
Juniper Networks Inc	1,027,306	35,811,887
Lumentum Holdings Inc (b)	214,316	18,229,719
Ubiquiti Inc (c)	13,136	5,300,901
		153,670,363
Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics Inc (b)	165,448	19,282,964
Avnet Inc	273,813	14,145,180
CDW Corp/DE	423,824	84,400,311
Cognex Corp	542,140	21,631,386
Coherent Corp (b)	393,298	35,589,536
Corning Inc	2,418,046	125,931,836
Crane NXT Co	154,581	9,888,547
Ingram Micro Holding Corp	55,882	1,303,168
IPG Photonics Corp (b)	85,129	6,242,510
Jabil Inc	348,524	56,603,783
Keysight Technologies Inc (b)	549,707	98,040,243
Littelfuse Inc	76,975	18,347,761
TD SYNNEX Corp	237,714	33,876,622
Teledyne Technologies Inc (b)	146,033	74,671,054
Trimble Inc (b)	768,195	57,583,897
Vontier Corp	473,044	18,235,846
Zebra Technologies Corp Class A (b)	161,333	63,232,856
		739,007,500
IT Services - 2.4%
Akamai Technologies Inc (b)	469,667	46,919,733
Amdocs Ltd	354,100	31,228,079
Cloudflare Inc Class A (b)	945,997	130,925,986
Cognizant Technology Solutions Corp Class A	1,570,267	129,719,757
DXC Technology Co (b)	564,090	12,252,035
EPAM Systems Inc (b)	172,238	43,741,562
Gartner Inc (b)	237,774	129,070,860
Globant SA (b)	132,647	28,296,258
GoDaddy Inc Class A (b)	441,037	93,786,518
Kyndryl Holdings Inc (b)	717,072	27,220,053
MongoDB Inc Class A (b)	225,846	61,728,229
Okta Inc Class A (b)	510,632	48,111,747
Twilio Inc Class A (b)	482,540	70,730,713
VeriSign Inc (b)	262,586	56,455,990
		910,187,520
Semiconductors & Semiconductor Equipment - 1.8%
Amkor Technology Inc	355,579	8,750,799
Astera Labs Inc (b)	341,062	34,590,508
Cirrus Logic Inc (b)	169,576	17,032,213
Enphase Energy Inc (b)	415,635	25,885,748
Entegris Inc	474,979	48,229,368
First Solar Inc (b)	336,337	56,343,174
GlobalFoundries Inc (b)(c)	310,124	12,860,842
Lattice Semiconductor Corp (b)	429,539	24,492,314
MACOM Technology Solutions Holdings Inc (b)	175,945	23,268,726
Microchip Technology Inc	1,672,901	90,838,524
MKS Instruments Inc	210,864	23,886,674
Monolithic Power Systems Inc	148,163	94,434,652
ON Semiconductor Corp (b)	1,340,391	70,156,065
Onto Innovation Inc (b)	154,468	31,628,868
Qorvo Inc (b)	298,532	24,772,185
Skyworks Solutions Inc	506,653	44,970,520
Teradyne Inc	492,673	57,046,607
Universal Display Corp	147,129	22,057,580
Wolfspeed Inc (b)(c)	392,703	2,407,269
		713,652,636
Software - 6.4%
ANSYS Inc (b)	275,222	96,465,311
Appfolio Inc Class A (b)	71,460	16,715,209
AppLovin Corp Class A (b)	827,402	305,799,505
Aspen Technology Inc (b)	84,823	22,355,102
Bentley Systems Inc Class B	441,994	20,574,821
BILL Holdings Inc (b)	317,961	30,769,086
Ccc Intelligent Solutions Holdings Inc Class A (b)	1,426,107	15,844,049
Confluent Inc Class A (b)	780,892	23,176,875
Datadog Inc Class A (b)	943,026	134,579,240
DocuSign Inc (b)	640,855	61,989,904
Dolby Laboratories Inc Class A	184,349	15,435,542
DoubleVerify Holdings Inc (b)	457,063	9,420,068
Dropbox Inc Class A (b)	746,317	23,994,092
Dynatrace Inc (b)	930,117	53,714,257
Elastic NV (b)	274,599	30,914,355
Fair Isaac Corp (b)	74,842	140,220,978
Five9 Inc (b)	233,921	9,588,422
Gen Digital Inc	1,714,784	46,144,837
Gitlab Inc Class A (b)	384,853	28,001,904
Guidewire Software Inc (b)	258,164	54,542,308
HashiCorp Inc Class A (b)	458,034	15,664,763
HubSpot Inc (b)	154,159	120,171,565
Informatica Inc Class A (b)	254,605	6,538,255
Manhattan Associates Inc (b)	193,193	40,298,128
MicroStrategy Inc Class A (b)(c)	519,406	173,891,935
nCino Inc (b)	263,068	8,946,942
Nutanix Inc Class A (b)	789,350	54,279,653
Palantir Technologies Inc Class A (b)	6,347,609	523,614,266
Pegasystems Inc (c)	140,602	15,225,791
Procore Technologies Inc (b)	337,437	26,846,488
PTC Inc (b)	373,436	72,252,397
RingCentral Inc Class A (b)	259,140	9,023,255
SentinelOne Inc Class A (b)	879,998	21,075,952
Teradata Corp (b)	301,103	9,608,197
Tyler Technologies Inc (b)	133,731	80,457,919
UiPath Inc Class A (b)	1,345,600	19,134,432
Unity Software Inc (b)(c)	952,829	21,152,804
Zoom Communications Inc Class A (b)	831,801	72,316,779
Zscaler Inc (b)	293,857	59,532,490
		2,490,277,876
Technology Hardware, Storage & Peripherals - 1.2%
Hewlett Packard Enterprise Co	4,093,325	86,737,557
HP Inc	3,038,971	98,766,558
NetApp Inc	649,971	79,361,459
Pure Storage Inc Class A (b)	968,254	65,637,938
Super Micro Computer Inc (b)(c)	1,562,986	44,576,360
Western Digital Corp (b)	1,089,905	70,985,513
		446,065,385
TOTAL INFORMATION TECHNOLOGY		5,452,861,280

Materials - 5.3%
Chemicals - 2.3%
Albemarle Corp (c)	370,030	31,152,826
Ashland Inc	153,545	9,748,572
Axalta Coating Systems Ltd (b)	686,559	24,674,930
Celanese Corp	344,100	24,444,864
CF Industries Holdings Inc	547,401	50,475,846
Chemours Co/The	470,208	8,929,250
Corteva Inc	2,206,853	144,041,296
Dow Inc	2,220,412	86,707,089
DuPont de Nemours Inc	1,319,351	101,326,157
Eastman Chemical Co	368,873	36,758,194
Element Solutions Inc	705,866	18,218,401
FMC Corp	392,742	21,907,149
Huntsman Corp	515,373	8,673,728
International Flavors & Fragrances Inc	806,651	70,251,236
LyondellBasell Industries NV Class A1	821,213	62,165,824
Mosaic Co/The	1,009,103	28,143,883
NewMarket Corp	21,214	10,564,996
Olin Corp	369,905	10,834,517
PPG Industries Inc	729,401	84,158,287
RPM International Inc	400,941	50,759,131
Scotts Miracle-Gro Co/The	133,952	9,505,234
Westlake Corp	105,753	12,084,395
		905,525,805
Construction Materials - 0.6%
Eagle Materials Inc	104,931	26,939,985
Martin Marietta Materials Inc	193,392	105,228,455
Vulcan Materials Co	417,459	114,446,385
		246,614,825
Containers & Packaging - 1.4%
Amcor PLC	4,536,922	44,098,882
AptarGroup Inc	208,203	32,719,101
Avery Dennison Corp	252,721	46,937,871
Ball Corp	931,062	51,860,153
Berry Global Group Inc	361,224	24,534,334
Crown Holdings Inc	368,785	32,401,450
Graphic Packaging Holding CO	936,728	25,694,449
International Paper Co	1,651,313	91,862,543
Packaging Corp of America	279,641	59,468,455
Sealed Air Corp	458,829	15,981,014
Silgan Holdings Inc	261,397	14,382,063
Smurfit WestRock PLC	1,630,683	86,572,961
Sonoco Products Co	308,875	14,714,805
		541,228,081
Metals & Mining - 0.9%
Alcoa Corp	778,202	27,486,095
ATI Inc (b)	389,177	22,218,115
Cleveland-Cliffs Inc (b)	1,519,836	15,563,121
MP Materials Corp (b)(c)	413,090	9,071,455
Nucor Corp	747,895	96,052,155
Reliance Inc	169,750	49,142,625
Royal Gold Inc	207,135	28,961,616
Steel Dynamics Inc	458,004	58,716,113
United States Steel Corp	702,764	25,896,853
		333,108,148
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	197,457	23,096,545
TOTAL MATERIALS		2,049,573,404

Real Estate - 7.3%
Diversified REITs - 0.1%
WP Carey Inc	683,474	38,213,031
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc	546,415	53,193,500
Healthcare Realty Trust Inc	1,113,880	18,657,490
Healthpeak Properties Inc	2,203,701	45,528,463
Medical Properties Trust Inc (c)	1,872,166	8,780,458
Omega Healthcare Investors Inc	850,732	31,528,128
Ventas Inc	1,320,362	79,776,272
		237,464,311
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	2,198,439	36,735,916
Park Hotels & Resorts Inc	642,135	8,662,401
		45,398,317
Industrial REITs - 0.3%
Americold Realty Trust Inc	896,234	19,582,713
EastGroup Properties Inc	154,930	26,279,227
First Industrial Realty Trust Inc	416,520	22,238,003
Lineage Inc (c)	194,347	11,660,819
Rexford Industrial Realty Inc	694,414	28,234,873
STAG Industrial Inc Class A	570,725	19,507,381
		127,503,016
Office REITs - 0.3%
BXP Inc	495,344	36,229,460
Cousins Properties Inc	507,605	15,497,181
Highwoods Properties Inc	328,920	9,798,527
Kilroy Realty Corp	368,605	14,382,967
Vornado Realty Trust	552,751	23,912,008
		99,820,143
Real Estate Management & Development - 0.9%
CBRE Group Inc Class A (b)	965,013	139,675,982
CoStar Group Inc (b)	1,280,442	98,081,857
Howard Hughes Holdings Inc (b)	97,669	7,458,982
Jones Lang LaSalle Inc (b)	149,039	42,148,229
Seaport Entertainment Group Inc	24,403	649,364
Zillow Group Inc Class A (b)	145,878	11,553,537
Zillow Group Inc Class C (b)	489,322	40,232,055
		339,800,006
Residential REITs - 1.5%
American Homes 4 Rent Class A	1,064,941	36,878,907
AvalonBay Communities Inc	447,498	99,125,283
Camden Property Trust	326,372	37,111,760
Equity LifeStyle Properties Inc	595,434	38,971,155
Equity Residential	1,191,561	84,159,953
Essex Property Trust Inc	201,373	57,304,715
Invitation Homes Inc	1,930,446	60,133,393
Mid-America Apartment Communities Inc	366,297	55,889,596
Sun Communities Inc	389,048	49,214,572
UDR Inc	1,035,483	43,221,060
		562,010,394
Retail REITs - 1.3%
Agree Realty Corp	337,056	24,460,154
Brixmor Property Group Inc	945,096	24,629,202
Federal Realty Investment Trust	266,275	28,925,453
Kimco Realty Corp	2,077,878	46,648,361
NNN REIT Inc	588,385	23,176,485
Realty Income Corp	2,749,777	150,247,815
Regency Centers Corp	569,511	40,913,670
Simon Property Group Inc	1,020,693	177,457,686
		516,458,826
Specialized REITs - 2.2%
Crown Castle Inc	1,371,559	122,452,788
CubeSmart	705,712	29,428,190
Digital Realty Trust Inc	1,045,438	171,305,471
EPR Properties	235,649	10,863,419
Extra Space Storage Inc	659,787	101,607,198
Gaming and Leisure Properties Inc	821,561	39,755,337
Iron Mountain Inc	918,470	93,288,998
Lamar Advertising Co Class A	274,653	34,721,632
National Storage Affiliates Trust	220,462	8,190,163
Rayonier Inc	509,731	13,324,368
SBA Communications Corp Class A	338,514	66,876,826
VICI Properties Inc	3,288,842	97,908,826
Weyerhaeuser Co	2,299,563	70,412,619
		860,135,835
TOTAL REAL ESTATE		2,826,803,879

Utilities - 5.4%
Electric Utilities - 2.5%
Alliant Energy Corp	808,252	47,589,878
Edison International	1,200,121	64,806,534
Entergy Corp	1,345,026	109,054,708
Evergy Inc	702,446	45,075,960
Eversource Energy	1,128,983	65,119,739
Exelon Corp	3,156,695	126,267,800
FirstEnergy Corp	1,816,245	72,286,551
IDACORP Inc	167,582	18,423,965
NRG Energy Inc	648,299	66,411,750
OGE Energy Corp	630,487	26,625,466
PG&E Corp	6,744,226	105,547,137
Pinnacle West Capital Corp	358,102	31,140,550
PPL Corp	2,329,800	78,281,280
Xcel Energy Inc	1,813,435	121,862,832
		978,494,150
Gas Utilities - 0.3%
Atmos Energy Corp	488,341	69,593,476
MDU Resources Group Inc	640,594	11,415,385
National Fuel Gas Co	287,324	20,121,300
UGI Corp	678,037	20,836,077
		121,966,238
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The	2,236,853	24,605,383
Clearway Energy Inc Class A	110,478	2,710,025
Clearway Energy Inc Class C	257,340	6,672,826
Vistra Corp	1,070,360	179,852,591
		213,840,825
Multi-Utilities - 1.7%
Ameren Corp	839,349	79,066,676
CenterPoint Energy Inc	2,035,816	66,306,527
CMS Energy Corp	938,861	61,964,826
Consolidated Edison Inc	1,092,607	102,420,980
DTE Energy Co	652,173	78,182,499
NiSource Inc	1,473,386	54,957,298
Public Service Enterprise Group Inc	1,573,229	131,427,551
WEC Energy Group Inc	997,784	99,040,040
		673,366,397
Water Utilities - 0.3%
American Water Works Co Inc	615,297	76,690,618
Essential Utilities Inc	794,218	28,178,854
		104,869,472
TOTAL UTILITIES		2,092,537,082

TOTAL UNITED STATES		38,103,556,115
TOTAL COMMON STOCKS (Cost $27,892,805,012)		38,584,336,880

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (g) (Cost $5,516,118)	4.46	5,529,000	5,517,907

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	64,610,901	64,623,823
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	474,727,111	474,774,584
TOTAL MONEY MARKET FUNDS (Cost $539,394,491)			539,398,407

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $28,437,715,621)	39,129,253,194
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(480,124,122)
NET ASSETS - 100.0%	38,649,129,072

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	175	Mar 2025	56,875,000	1,730,756	1,730,756

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,948,064.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	115,755,141	2,287,498,384	2,338,625,791	3,355,519	(3,911)	-	64,623,823	64,610,901	0.1%
Fidelity Securities Lending Cash Central Fund	399,402,174	2,297,849,427	2,222,477,017	3,356,378	-	-	474,774,584	474,727,111	2.0%
Total	515,157,315	4,585,347,811	4,561,102,808	6,711,897	(3,911)	-	539,398,407	539,338,012

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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